Schedule of Allowance for Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Subsequent Events [Abstract]
Beginning balance	$ 4,566	$ 6,170	$ 6,170
Addition	2,035	2,750
Write off	(2,035)	(2,750)
Ending balance	$ 4,566	$ 6,170	$ 6,170